Opes Exploration Inc.
8731 Cambie Road
Richmond British Columbia
Canada, V6X 1K2

Tel: (778) 552-4267
Fax: (866) 838-3169

May 5, 2006

VIA COURIER and EDGAR

United States
Securities and Exchange Commission
SEC Office of Small Business
100 F Street, NE
Washington, DC 20549
USA

Re: Form SB-2 for Opes Exploration Inc. Enclosed

Please find the enclosed Registration Statement on Form SB-2 and related Prospectus for review. Please find either the enclosed EDGAR filing for the electronic version or three hard copies for the physical version. We look forward to working with you on the SB-2 review process. If you have any questions please do not hesitate to contact our securities attorney Joseph I. Emas at telephone 305 531-1174.

Additionally, Opes Exploration Inc. acknowledges that:

  should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission for taking any action with respect to the filing;

  the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

  the company may not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under federal securities laws of the United States.

Yours truly,

Opes Exploration Inc.

Per:

/s/ Gordon Racette

Gordon Racette
Director, President, Principal Financial Officer and Principal Accounting Officer